Expense Example - Falling US Dollar ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	1,342	2,487	5,285	281	1,620	2,915	5,969